Sale of Future Royalties Liability (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Schedule of Sale of Future Royalties Liability
The following shows the activity in respect of the sale of future royalties liability:

Sale of future royalties liability $
Balance as of January 1, 2023	—
Amounts received at closing	100,000
Non cash interest expense recognized	10,159
Balance as of December 31, 2023 and January 1, 2024	110,159
Payment from Royalty Pharma – regulatory milestone	25,000
Non cash interest expense recognized	8,058
Balance as of December 31, 2024	143,217
Sale of future royalties liability, current	6,435
Sale of future royalties liability, non-current	136,782